JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

August 2, 2023

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus that would have been filed under Rule 497(c) does not differ from the Prospectus contained in the update to the Registration Statement on Form N-1A which was filed with the Securities and Exchange Commission on July 28, 2023 (Accession No. 0001387131-23-009037) for the OTG Latin America Fund, a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively
On behalf of Practus, LLP